PROPERTY, PLANT AND EQUIPMENT, NET - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 6,372	¥ 44,358	¥ 40,855	¥ 83,224
Tangible Asset Impairment Charges	927	6,453	4,418	21,476
Impairment Write Off	1,575	10,968	41,272	27,906
Equipment under operating lease, cost	39,013		205,279		¥ 271,603
Equipment under operating lease, accumulated depreciation	21,688		133,130		150,988
Property and equipment pledged as collateral for other borrowings	17,145		0		119,359
Property and equipment pledged to secure bank and other borrowings	165,529		633,444		¥ 1,152,379
Hospital [Member]
Property, Plant and Equipment [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		0	351	0
Impairment Write Off	$ 51	¥ 353	¥ 0	¥ 0